PROPERTY AND EQUIPMENT - Equipment units under modernization program (Details) RM in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions	12 Months Ended						24 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 MYR (RM)
Equipment units under modernization program
Proceeds from insurance claims	Rp 133	$ 9	Rp 234	Rp 197
Property and equipment	163,205		159,123	153,174			Rp 163,205	$ 11,451
Property and equipment excluding land rights insured	161,287		159,454				161,287
Provision for impairment of assets held for sale							0
Property and equipment excluding land rights insured amount	29,601		22,886				29,601		$ 8	$ 360	RM 72	$ 8	$ 315	RM 39
First loss basis	2,750		2,750				2,750
Pledged as collateral under lending agreements	22,939		14,115				22,939
Depreciated property and equipment still used in operations	67,355		63,656				Rp 67,355
Property under construction
Equipment units under modernization program
Interest capitalized	52		160	99
Foreign exchange loss capitalized	Rp 0		Rp 0	0
Percentage of completion of property under construction	75.63%		61.19%				75.63%	75.63%	75.63%	75.63%	75.63%	61.19%	61.19%	61.19%
Lost and broken equipment
Equipment units under modernization program
Proceeds from insurance claims	Rp 133		Rp 234	197
Property and equipment	103		190	165			Rp 103
Multi Service Access Note
Equipment units under modernization program
Accelerated depreciation.	1,603
Multi Service Access Note | More than one year
Equipment units under modernization program
Accelerated depreciation.	1,603
Land Rights and Buildings
Equipment units under modernization program
Property, plant and equipment fair value used as deemed cost	45,604		41,984				45,604
Service Life | Radio software license
Equipment units under modernization program
Estimated useful lives of property and equipment					10 years	7 years
Service Life | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment					5 years	3 years
Service Life | Radio Software License And Data Processing Equipment
Equipment units under modernization program
Reduction in depreciation expense	18		266	Rp 637
Network Indonesia | Service Life | Buildings
Equipment units under modernization program
Reduction in depreciation expense	641		Rp 160
Estimated useful lives of property and equipment			30 years	20 years
Telkomsel
Equipment units under modernization program
Property plant and equipment exchanged	258		Rp 0
Equipment units with carrying amount	818		39				818
Transmission installation and equipment	Rp 818		Rp 39				Rp 818
Minimum | Property under construction
Equipment units under modernization program
Interest capitalized rate	5.63%	5.63%	6.25%	4.12%
Minimum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment	15 years	15 years
Minimum | Satellite, earth station and equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	3 years	3 years
Minimum | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	3 years	3 years
Maximum | Property under construction
Equipment units under modernization program
Interest capitalized rate	8.70%	8.70%	11.00%	11.00%
Maximum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment	50 years	50 years
Maximum | Satellite, earth station and equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	20 years	20 years
Maximum | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment	20 years	20 years